Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule Representing Cash and Cash Equivalents

	2025 £m	2024 £m
Cash and bank balances	1,915	3,428
Cash equivalents	1,912	1,869
	3,827	5,297

Summary of Cash and Cash Equivalents Denominated in the Functional Currency of the Subsidiary Undertaking or Other Currencies	Cash and cash equivalents are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	2025 £m	2024 £m
Functional currency	3,111	4,392
US dollar	565	651
Euro	87	115
Other currencies	64	139
	3,827	5,297

Summary of Net Cash and Cash Equivalents Shown After Deducting Bank Overdrafts and Accrued Interest	In the Group cash flow statement, net cash and cash equivalents are shown after deducting bank overdrafts and accrued interest where applicable, as follows:

	2025 £m	2024 £m
Cash and cash equivalents as above	3,827	5,297
Less overdrafts and accrued interest	(40)	(193)
Net cash and cash equivalents	3,787	5,104